SUBSEQUENT EVENTS - Additional Information 4 (Details) R$ / shares in Units, £ in Thousands, R$ in Thousands, $ in Thousands							12 Months Ended			13 Months Ended
	Aug. 29, 2024 BRL (R$)	Jul. 25, 2024 BRL (R$) R$ / shares	Jun. 26, 2024 BRL (R$)	Jun. 21, 2024 USD ($)	Jun. 21, 2024 BRL (R$)	May 29, 2024	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2024	Oct. 15, 2024 BRL (R$) ha	Oct. 08, 2024 BRL (R$) ha	Oct. 03, 2024 BRL (R$) ha	Jun. 14, 2024 USD ($)	Jun. 14, 2024 GBP (£)	Jun. 14, 2024 BRL (R$)	Jun. 12, 2024 USD ($)	Jun. 12, 2024 BRL (R$)	May 28, 2024 BRL (R$)	Sep. 15, 2023 BRL (R$)
Subsequent events
Dividends payable, non-cash assets distributions							R$ 549,054	R$ 892,006	R$ 799,634
Amount							56,904,654	52,987,216	45,659,037
Principal repayment of loans borrowings and debentures							8,054,763	15,278,378	R$ 9,925,067
Dividends received							R$ 1,161,439	R$ 1,452,898
Rumo S.A. [member]
Subsequent events
Notional amount																				R$ 1,500,000
Dividend receivable [member] | Moove Lubricants Holdings [member]
Subsequent events
Dividends payable, non-cash assets distributions																	$ 167,003	R$ 900,000
Dividends received				$ 116,903	R$ 630,000
Debt issued | Moove Lubricants Holdings [member] | Citibank SA [Member]
Subsequent events
Amount															£ 2,500	R$ 14,341
Debt issued | Moove Lubricants Holdings [member] | Bank Of America Merrill Lynch Member
Subsequent events
Amount															£ 35,000	242,396
Debt issued | Cosan Lubrificantese Especialidades S A [member] | Citibank SA [Member]
Subsequent events
Amount														$ 50,000		269,456
Debt issued | Cosan Lubrificantese Especialidades S A [member] | Bank Of America Merrill Lynch Member
Subsequent events
Amount														$ 100,000		R$ 536,240
Other disposals of assets [member] | Esus Brasil Participações SA Member | Indirect
Subsequent events
Area of agricultural land | ha													3,399.24
Sale price of agricultural land													R$ 172,000
Other disposals of assets [member] | Duguetiapar Empreendimentos e Participações S.A. [member] | Indirect
Subsequent events
Area of agricultural land | ha											567.41	578.89
Sale price of agricultural land											R$ 34,907	R$ 37,093
Addendum To Concession Agreement Member | Rumo Malha Paulista [member]
Subsequent events
Amount Of Economic And Financial Balance Of Contract To Be Restored																			R$ 1,170,000
Investment In Railway Network																			500,000
Amount Of Economic And Financial Balance Of Contract Payable																			R$ 167,500
Debentures issued | Rumo Malha Paulista [member]
Subsequent events
Notional amount	R$ 800,000		R$ 704,000
Interest, Index	IPCA + 6.0470%						CDI+1.54%
Maturity	12
Borrowings amortization period	2 years
Debentures issued | Rumo Malha Paulista [member] | Debentures 6Th Issue One Member
Subsequent events
Notional amount			R$ 547,950
Interest, Index			IPCA + 6.42%
Maturity			10
Debentures issued | Rumo Malha Paulista [member] | Debentures 6Th Issue Two Member
Subsequent events
Notional amount			R$ 156,050
Interest, Index			IPCA + 6.5318%
Maturity			15
Borrowings amortization period			3 years
Debentures issued | Rumo Malha Paulista [member] | Debentures 7Th Issue One Member
Subsequent events
Notional amount	R$ 500,000
Debentures issued | Rumo Malha Paulista [member] | Debentures 7Th Issue Two Member
Subsequent events
Notional amount	300,000
Debentures issued | Rumo Malha Paulista [member] | Debentures Second Issue [Member]
Subsequent events
Interest, Index							IPCA+4.52%
Early Redemption Of Debentures Member | Rumo Malha Paulista [member] | Debentures Second Issue [Member]
Subsequent events
Principal repayment of loans borrowings and debentures			R$ 757,944
Percentage Of Premium Levied On Early Redemption			0.25%
Early Redemption Of Debentures Member | Rumo Malha Paulista [member] | Debentures 3rd issue
Subsequent events
Principal repayment of loans borrowings and debentures	R$ 790,084
Percentage Of Premium Levied On Early Redemption	0.30%
Vale SA [Member]
Subsequent events
Proportion of ownership interest in associate										4.90%
Vale SA [Member] | Distribution of interest on equity
Subsequent events
Proceeds From Interest On Equity Recognised As Distributions To Owners Of Parent		R$ 315,622
Dividends declared per share | R$ / shares		R$ 2.093798142
Distribution of additional dividends declared		R$ 8,940,158
Terminal XXXIX S.A. [member] | Other disposals of assets [member] | Rumo S.A. [member]
Subsequent events
Proportion of ownership interest in associate						50.00%